Related Parties Transactions - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related party transactions [Line Items]
Key management personnel compensation	$ 10,772	$ 7,109	$ 8,711
General and administrative expenses	53,295	60,991	57,199
Associates
Related party transactions [Line Items]
Receivables due from related parties	1,569
Associates | Gelesis
Related party transactions [Line Items]
Sublease receivable	0	1,285
Interest income on sublease receivable		23	89	$ 113
Royalty income	0	509	231
Related parties
Related party transactions [Line Items]
Key management personnel compensation	4,732
General and administrative expenses	46	51
Directors and Senior Managers | Convertible notes
Related party transactions [Line Items]
Payables to related parties	$ 104	99
Directors and Senior Managers | Common
Related party transactions [Line Items]
Number of shares held (in shares)	23,547,554
Percent voting rights of the Company	11.50%
Additional number of shares authorized to purchase (in shares)	2,262,500
Nonexecutive Directors
Related party transactions [Line Items]
Remuneration expense	$ 475	655	605
Share-based payment expense	$ 373	$ 365	$ 161
Senior Managers | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares)	7,301,547	7,301,547	7,301,547
Director | Common
Related party transactions [Line Items]
Number of shares issuable based on performance conditions (in shares)			102,732